PRIMECAP Odyssey Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 6.3%
Alphabet, Inc. - Class A	469,670	$ 167,263,577
Alphabet, Inc. - Class C	220,004	78,464,426
Baidu, Inc. - ADR (a)	541,800	60,199,398
Live Nation Entertainment, Inc. (a)	26,290	4,577,878
Meta Platforms, Inc. - Class A	15,200	8,461,992
Netflix, Inc. (a)	156,200	11,201,102
Nintendo Co. Ltd. - JPY	319,100	15,400,955
Spotify Technology SA (a)	15,300	7,649,082
Trade Desk, Inc. (The) - Class A (a)	29,000	523,160
Universal Music Group N.V. - EUR	325,239	5,413,837
Walt Disney Co. (The)	219,800	21,142,562
		380,297,969

Consumer Discretionary - 6.5%
Alibaba Group Holding Ltd. - ADR	702,943	85,934,782
Amazon.com, Inc. (a)	234,777	63,760,738
Birkenstock Holding PLC (a)	152,500	5,904,800
Burlington Stores, Inc. (a)	34,000	12,528,320
Capri Holdings Ltd. (a)	100,570	1,602,080
CarMax, Inc. (a)	412,900	23,642,654
Carnival Corp. Ltd.	84,200	2,341,602
Carvana Co. (a)	148,500	9,260,460
DoorDash, Inc. - Class A (a)	13,510	2,650,122
eBay, Inc.	43,440	4,952,594
Entain PLC - GBP	387,313	2,826,104
Flutter Entertainment PLC (a)	110,500	11,543,935
Lucky Strike Entertainment Corp. - Class A	282,100	1,890,070
Marriott International, Inc. - Class A	13,500	5,033,205
Mattel, Inc. (a)	1,477,050	22,288,685
McDonald's Corp.	5,300	1,434,392
Norwegian Cruise Line Holdings Ltd. (a)	212,900	3,945,037
Ollie's Bargain Outlet Holdings, Inc. (a)	153,300	11,262,951
Ross Stores, Inc.	63,730	16,000,691
Royal Caribbean Cruises Ltd.	36,071	11,481,399
Sony Group Corp. - ADR	1,368,325	31,827,239
Tesla, Inc. (a)	159,940	49,774,927
TJX Cos., Inc. (The)	36,500	5,742,910
Wingstop, Inc.	16,800	2,175,432
		389,805,129

Consumer Staples - 1.8%
BellRing Brands, Inc. (a)	74,200	919,338
BJ's Wholesale Club Holdings, Inc. (a)	97,290	9,513,016
Casey's General Stores, Inc.	7,200	6,271,200
Dollar Tree, Inc. (a)	220,000	27,986,200
e.l.f. Beauty, Inc. (a)	95,540	7,919,311
Performance Food Group Co. (a)	399,800	45,733,122
Philip Morris International, Inc.	32,300	6,163,486
US Foods Holding Corp. (a)	34,600	3,480,414
		107,986,087

Energy - 0.9%
Chevron Corp.	21,760	4,283,021
ConocoPhillips	260,000	31,324,800

Devon Energy Corp.	69,000	3,113,970
EOG Resources, Inc.	35,300	5,248,757
ExxonMobil Holdings Corp.	17,070	2,653,361
SLB Ltd.	26,500	1,314,135
Viper Energy, Inc. - Class A	168,600	7,521,246
		55,459,290

Financials - 7.6%
Bank of America Corp.	76,500	4,739,175
Charles Schwab Corp. (The)	1,095,840	115,326,202
Citigroup, Inc.	202,000	26,754,900
CME Group, Inc. - Class A	88,800	23,779,752
Evercore, Inc. - Class A	18,530	5,939,977
JPMorgan Chase & Co.	100	35,179
MarketAxess Holdings, Inc.	395,142	64,131,546
Mastercard, Inc. - Class A	14,600	8,367,260
Northern Trust Corp.	335,510	61,126,567
PayPal Holdings, Inc.	378,200	21,636,822
Raymond James Financial, Inc.	402,800	70,884,744
Sony Financial Group, Inc. - ADR	200,617	966,974
Toast, Inc. - Class A (a)	97,000	3,130,190
Tradeweb Markets, Inc. - Class A	8,000	804,000
Visa, Inc. - Class A	140,040	51,272,845
Wells Fargo & Co.	36,380	3,145,051
		462,041,184

Health Care - 23.4%
Agilent Technologies, Inc.	32,670	4,520,548
Alcon, Inc.	45,690	3,149,869
Alkermes PLC (a)	112,830	5,527,542
Amgen, Inc.	165,950	63,917,302
AstraZeneca PLC	477,367	80,980,538
BeOne Medicines Ltd. - ADR (a)	585,087	184,893,343
Biogen, Inc. (a)	612,000	124,205,400
BioMarin Pharmaceutical, Inc. (a)	975,626	58,557,073
BioNTech SE - ADR (a)	354,600	32,119,668
Boston Scientific Corp. (a)	1,228,990	57,430,703
Bridgebio Pharma, Inc. (a)	176,180	14,110,256
Bristol-Myers Squibb Co.	733,800	47,924,478
Bruker Corp.	152,900	9,608,236
CVS Health Corp.	95,600	9,983,508
Danaher Corp.	5,600	1,091,888
Edwards Lifesciences Corp. (a)	38,212	3,288,907
Elanco Animal Health, Inc. (a)	2,622,689	69,160,309
Eli Lilly & Co.	241,598	277,557,446
Glaukos Corp. (a)	373,780	62,316,602
GRAIL, Inc. (a)	18,363	1,258,967
GSK PLC - ADR	582,980	30,134,236
Illumina, Inc. (a)	90,580	18,577,958
Insulet Corp. (a)	25,810	4,267,683
LivaNova PLC (a)	408,160	32,709,942
Merck & Co., Inc.	6,200	807,240
Nektar Therapeutics (a)	67,615	4,778,352
Neurocrine Biosciences, Inc. (a)	55,460	9,250,728
QIAGEN N.V. - EUR	76,266	3,141,436
Revvity, Inc.	35,420	3,985,458
Rhythm Pharmaceuticals, Inc. (a)	1,008,902	100,133,523
Stryker Corp.	11,400	3,712,980
Thermo Fisher Scientific, Inc.	27,800	15,965,540
UnitedHealth Group, Inc.	7,821	3,241,022

Waters Corp. (a)	6,000	2,263,860
Xencor, Inc. (a)	3,098,000	62,610,580
Zimmer Biomet Holdings, Inc.	132,130	12,410,971
		1,419,594,092

Industrials - 18.2%
AECOM	754,402	54,611,161
Airbus SE - EUR	100,121	23,344,903
Amentum Holdings, Inc. (a)	583,572	12,955,298
American Airlines Group, Inc. (a)	3,470,201	52,989,969
Axon Enterprise, Inc. (a)	24,520	12,940,675
Booz Allen Hamilton Holding Corp.	267,000	18,615,240
Carrier Global Corp.	51,600	3,189,396
Curtiss-Wright Corp.	64,920	47,002,080
Delta Air Lines, Inc.	805,300	70,415,432
FedEx Corp.	76,000	23,362,400
FedEx Freight Holding Co., Inc. (a)	38,000	5,340,140
General Dynamics Corp.	12,980	4,976,792
Honeywell Aerospace, Inc. (a)	7,300	1,509,202
Honeywell International, Inc.	7,300	1,774,265
IDEX Corp.	190,820	43,974,469
J.B. Hunt Transport Services, Inc.	29,000	7,880,750
Jacobs Solutions, Inc.	467,624	63,096,506
JetBlue Airways Corp. (a)	66,900	403,407
Lyft, Inc. - Class A (a)	251,306	3,985,713
Nextpower, Inc. - Class A (a)	611,257	54,933,667
Norfolk Southern Corp.	14,700	4,931,556
Saia, Inc. (a)	10,800	3,754,404
Siemens AG - EUR	285,238	92,969,846
Southwest Airlines Co.	1,702,890	76,578,963
TransDigm Group, Inc.	18,080	22,679,190
United Airlines Holdings, Inc. (a)	813,300	98,677,689
Xometry, Inc. - Class A (a)(b)	3,471,852	297,607,154
		1,104,500,267

Information Technology - 32.7%
Adobe, Inc. (a)	125,600	31,451,496
Advanced Micro Devices, Inc. (a)	38,640	18,398,436
Analog Devices, Inc.	121,880	44,779,931
Applied Materials, Inc.	49,532	25,145,910
AppLovin Corp. - Class A (a)	25,400	10,055,860
Arm Holdings PLC - ADR (a)	21,020	5,038,284
ASML Holding N.V. - ADR	12,400	20,199,600
Autodesk, Inc. (a)	8,000	1,873,600
Broadcom, Inc.	17,720	6,898,042
Dell Technologies, Inc. - Class C	26,620	10,790,949
Fair Isaac Corp. (a)	14,847	16,672,736
Flex Ltd. (a)	1,754,229	199,543,549
FormFactor, Inc. (a)	158,118	16,792,132
Hewlett Packard Enterprise Co.	783,600	37,534,440
HP, Inc.	163,236	4,451,446
Intel Corp. (a)	2,929,840	264,271,568
Jabil, Inc.	233,600	73,595,680
Keysight Technologies, Inc. (a)	10,580	3,375,866
KLA Corp.	598,220	109,366,580
L.M. Ericsson Telephone Co. - ADR	1,326,240	13,010,414
Marvell Technology, Inc.	129,211	24,234,815
Micron Technology, Inc.	746,651	614,516,173
Microsoft Corp.	223,860	104,032,219
MongoDB, Inc. (a)	80,716	27,240,036

NetApp, Inc.	180,311		32,185,513
Nutanix, Inc. - Class A (a)	205,610		12,133,046
NVIDIA Corp.	517,500		103,888,125
Okta, Inc. - Class A (a)	17,740		2,517,838
Oracle Corp.	10,000		1,298,700
OSI Systems, Inc. (a)	65,500		14,501,045
Palo Alto Networks, Inc. (a)	47,390		15,725,424
Salesforce, Inc.	22,400		4,122,048
Seagate Technology Holdings PLC	10,200		8,732,526
Synaptics, Inc. (a)	86,500		9,283,180
Synopsys, Inc. (a)	43,760		17,012,138
Teradyne, Inc.	35,470		13,041,964
Texas Instruments, Inc.	111,395		30,716,057
Trimble, Inc. (a)	245,270		13,877,377
Universal Display Corp.	205,119		16,442,339
			1,978,747,082

Materials - 0.5%
Albemarle Corp.	111,340		13,098,037
Franco-Nevada Corp.	2,700		574,884
Ivanhoe Mines Ltd. - Class A - CAD (a)	1,175,000		8,440,454
Linde PLC	19,900		9,519,762
			31,633,137

Real Estate - 0.1%
CoStar Group, Inc. (a)	41,500		1,193,540
Jones Lang LaSalle, Inc. (a)	100		35,503
Welltower, Inc.	17,883		4,192,490
			5,421,533
TOTAL COMMON STOCKS (Cost $2,071,233,288)			5,935,485,770

RIGHTS - 0.0%	Shares		Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	387,250		394,995
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a)(c)(d)	4,207,543		0
			394,995
TOTAL RIGHTS (Cost $0)			394,995

SHORT-TERM INVESTMENTS - 2.2%	Shares		Value
Money Market Funds - 2.2%
First American US Treasury Money Market Fund - Class X - 3.62% (e)	53,172,786		53,172,786
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.58% (e)	39,879,590		39,879,590
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.56% (e)	39,879,590		39,879,590
			132,931,966
TOTAL SHORT-TERM INVESTMENTS (Cost $132,931,966)			132,931,966

TOTAL INVESTMENTS - 100.2% (Cost $2,204,165,254)			6,068,812,731
Liabilities in Excess of Other Assets - (0.2)%		(0.00167)	(10,132,360)
TOTAL NET ASSETS - 100.0%			$ 6,058,680,371

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt CAD - Canadian Dollars CVR - Contingent Value Rights EUR - Euros GBP - British Pound Sterling JPY - Japanese Yen

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $394,995 or 0.0% of net assets as of July 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized. These inputs are summarized in the three broad levels below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement

Level 2 -
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 -	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2026. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$5,935,485,770	$-	$-	$5,935,485,770
	Rights(2)	-	-	394,995	394,995
	Short-Term Investments	132,931,966	-	-	132,931,966
	Total Investments	$6,068,417,736	$-	$394,995	$6,068,812,731

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Rights	Growth Fund
Balance at October 31, 2025	$479,146
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	(84,151)
Balance at July 31, 2026	$394,995

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

		Current Period Transactions

Common Stock	Market Value at October 31, 2025	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2026
Xometry, Inc. - Class A	$196,851,333	$-	$37,793,564	$-	$19,279,112	$119,270,273	$297,607,154
Total	$196,851,333	$-	$37,793,564	$-	$19,279,112	$119,270,273	$297,607,154